Schedule of Investments (unaudited)	iShares® Self-Driving EV and Tech ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.2%
Allkem Ltd.(a)	1,817,972	$14,930,090
ARB Corp. Ltd.	56,257	1,201,810
Pilbara Minerals Ltd.	5,382,844	15,320,706
Vulcan Energy Resources Ltd.(a)(b)	355,277	1,414,812
		32,867,418
China — 17.3%
BYD Co. Ltd., Class H	720,500	21,850,056
Ganfeng Lithium Co. Ltd., Class H(c)	1,633,880	10,779,943
Li Auto Inc.(a)	1,700,600	20,141,652
XPeng Inc.(a)	3,536,300	16,885,633
		69,657,284
France — 6.0%
Faurecia SE(a)	125,140	2,598,386
Renault SA(a)	488,946	18,160,900
Valeo	170,163	3,322,715
		24,082,001
Germany — 2.0%
Continental AG	82,323	5,776,371
Hella GmbH & Co. KGaA	16,520	1,397,033
Vitesco Technologies Group AG(a)	14,153	969,214
		8,142,618
India — 0.3%
Samvardhana Motherson International Ltd.	1,474,762	1,328,336

Israel — 0.1%
Innoviz Technologies Ltd.(a)(b)	96,568	241,420

Japan — 1.5%
GS Yuasa Corp.	335,700	5,908,236

Netherlands — 0.0%
Yandex NV, Class A(a)(d)	94,146	941

South Korea — 12.6%
Chunbo Co. Ltd.	19,578	2,851,674
Hyundai Mobis Co. Ltd.	48,265	7,860,451
LG Energy Solution(a)	39,442	17,190,225
Samsung SDI Co. Ltd.	32,081	16,649,133
SK IE Technology Co. Ltd.(a)(c)	103,161	5,997,716
		50,549,199
Sweden — 4.4%
Hexagon AB, Class B	1,529,215	17,509,062

Switzerland — 5.0%
ABB Ltd., Registered	562,773	20,301,256

Taiwan — 0.7%
Advanced Energy Solution Holding Co. Ltd.	126,000	2,830,659

United Kingdom — 0.5%
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	494,634	1,894,448

United States — 32.2%
Adient PLC(a)(b)	71,239	2,631,569
Aptiv PLC(a)	170,815	17,570,031
Aurora Innovation Inc., Class A(a)(b)	209,856	300,094
Autoliv Inc.	66,020	5,665,176
Blink Charging Co.(a)(b)	181,129	1,291,450
Canoo Inc.(a)(b)	807,402	609,589
ChargePoint Holdings Inc., Class A(a)(b)	843,520	7,313,318
Security	Shares	Value

United States (continued)
CTS Corp.(b)	23,673	$928,218
EVgo Inc.(a)(b)	302,309	1,810,831
Fisker Inc., Class A(a)(b)	779,731	5,021,468
Gentex Corp.	178,405	4,922,194
Gentherm Inc.(a)	25,133	1,499,183
Lear Corp.	44,956	5,739,083
Livent Corp.(a)	632,807	13,826,833
Lordstown Motors Corp., Class A(a)(b)	715,834	374,381
Lucid Group Inc.(a)(b)	1,745,674	13,860,652
Luminar Technologies Inc.(a)(b)	164,858	992,445
Methode Electronics Inc.	26,024	1,066,724
Microvast Holdings Inc.(a)(b)	559,399	587,369
Nikola Corp.(a)(b)	1,384,529	1,226,000
Proterra Inc.(a)	737,974	863,430
QuantumScape Corp.(a)(b)	1,084,235	7,589,645
Rivian Automotive Inc., Class A(a)(b)	565,214	7,246,044
Sensata Technologies Holding PLC(b)	115,642	5,024,645
SES AI Corp.(a)(b)	801,581	1,306,577
Solid Power Inc.(a)	447,127	1,014,978
Stoneridge Inc.(a)	19,824	373,286
Tesla Inc.(a)	90,930	14,940,708
Visteon Corp.(a)	21,229	2,980,339
Workhorse Group Inc.(a)(b)	695,001	654,830
		129,231,090

Total Common Stocks — 90.8%
(Cost: $408,256,788)		364,543,968

Preferred Stocks

Germany — 8.9%
Porsche Automobil Holding SE, Preference Shares, NVS	289,585	16,129,087
Volkswagen AG, Preference Shares, NVS	141,435	19,312,914
		35,442,001

Total Preferred Stocks — 8.9%
(Cost: $39,738,872)		35,442,001

Total Long-Term Investments — 99.7%
(Cost: $447,995,660)		399,985,969

Short-Term Securities

Money Market Funds — 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	51,643,617	51,659,110
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	240,000	240,000

Total Short-Term Securities — 12.9%
(Cost: $51,899,900)		51,899,110

Total Investments — 112.6%
(Cost: $499,895,560)		451,885,079

Liabilities in Excess of Other Assets — (12.6)%		(50,448,600)

Net Assets — 100.0%		$401,436,479

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
April 30, 2023

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,521,649	$38,135,551	(a)	$—	$2,809	$(899)	$51,659,110	51,643,617	$2,591,432	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	80,000	(a)	—	—	—	240,000	240,000	13,681		2
					$2,809	$(899)	$51,899,110		$2,605,113		$2

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	06/16/23	$381	$4,786
S&P 500 E-Mini Index	2	06/16/23	419	8,929
				$13,715

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$131,366,958	$233,176,069	$941	$364,543,968
Preferred Stocks	—	35,442,001	—	35,442,001
Short-Term Securities
Money Market Funds	51,899,110	—	—	51,899,110
	$183,266,068	$268,618,070	$941	$451,885,079
Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,929	$4,786	$—	$13,715

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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